Label	Element	Value
MFS Lifetime 2060 Fund
Risk/Return:	oef_RiskReturnAbstract
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

SUPPLEMENT TO THE PROSPECTUS

Supplement dated May 12, 2026, to the Prospectus dated August 28, 2025.

MFS® Lifetime® 2060 Fund

Effective immediately, the eighth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" and the fourth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:

As of April 1, 2026, the fund’s approximate long-term strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	95%
Bond Funds and Money Market Fund	5%

All percentages are rounded to the nearest percent.

Effective immediately, the tenth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Summary of Key Information" and the sixth paragraph and table in the sub-section entitled "Principal Investment Strategies" under the main heading entitled "Investment Objective, Strategies, and Risks" are restated in their entirety as follows:

As of April 1, 2026, the fund’s approximate strategic allocation among asset classes was:

Equity Funds and Non-Traditional Funds	94.0%
U.S. Equity Funds	55.5%
International Equity Funds	28.5%
Non-Traditional Funds	10.0%
Bond Funds and Money Market Fund	6.0%
Bond Funds	5.0%
Money Market Fund	1.0%

All percentages are rounded to the nearest tenth of a percent. As a result, the sum of the asset class allocations presented in the table may not total 100%.

Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Lifetime® 2060 Fund